SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Reconciliation of reportable segment revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Total profit for reportable segments	¥ 829,229		¥ 848,978	¥ 839,976
Unallocated amounts:
Fulfillment expenses	(381,035)	$ (52,202)	(400,538)	(401,414)
Selling and marketing expenses	(313,897)	(43,004)	(448,387)	(457,880)
General and administrative expenses	(70,907)	(9,714)	(224,202)	(205,623)
Technology expenses	(69,635)	(9,540)	(124,341)	(139,504)
Other operating income (expenses), net	8,359	1,145	(1,607)	(6,556)
Interest income	7,041	965	8,834	8,118
Interest expense	(28,331)	(3,881)	(20,141)	(13,443)
Foreign exchange gain (loss)	(909)	(125)	610	(7,875)
Other income, net	(595)	(82)	7,612	8,132
Loss before income taxes	¥ (20,680)	$ (2,834)	¥ (353,182)	¥ (376,069)